Related Party Transactions (Details) $ / shares in Units, ฿ in Millions, ¥ in Millions						1 Months Ended	12 Months Ended
	May 25, 2023 USD ($)	Feb. 13, 2023 USD ($) shares	May 24, 2022 USD ($) $ / shares shares	Feb. 09, 2022 USD ($)	Sep. 01, 2018 USD ($)	Jan. 20, 2022 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 06, 2024 shares	Dec. 31, 2023 THB (฿) shares	Oct. 31, 2023 shares	May 12, 2023 shares	May 05, 2023 shares	Apr. 19, 2023 shares	Mar. 01, 2023 shares	Jun. 22, 2022 USD ($)	Mar. 22, 2022 USD ($)	Jan. 25, 2022 shares	Nov. 01, 2021	Sep. 09, 2020 USD ($)	Apr. 17, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 01, 2018 CNY (¥)
Related Party Transactions (Details) [Line Items]
Amounts due prepayments							$ 2,382,592
Purchase from a related party							2,773,560
Expense paid to related party							103,534	$ 7,394
Allowance for doubtful debts							$ 5,637,527
Equity interests, percentage			100.00%
Acquisition purchase price			$ 21,600,000
Acquisition cash percentage			10.00%
Restricted ordinary shares percentage			90.00%	100.00%		100.00%											100.00%	100.00%		100.00%
Restricted ordinary shares, per share (in Dollars per share) | $ / shares			$ 2				$ 0.12
Cash amount							$ 70,000.00				฿ 2.5						$ 840,000	$ 1,000,000
Restricted ordinary shares (in Shares) | shares		243,000				7,919,997	20			120,000	20	2,947,150	2,580,600	1,720,430	172,000	262,500			260,000
Shares issued (in Shares) | shares							243,000				243,000
Restricted ordinary shares, per share (in Dollars per share) | $ / shares							$ 0.5
Deposit paid							$ 4,860,000
Restricted ordinary shares amounting		$ 4,860,000
Accrued interest							21,560	198,618
Trade payable							2,754,489
Expense paid for related party							5,600
Related party for development							151,265
Rental fee							536,272	452,137	2,564
Company expenses							11,558
Borrowed amount							381,651	17,081,434													$ 413,500		$ 1,499,998
Outstanding loan								$ 18,346
Loan interest rate								2.00%													2.00%		2.00%
Interest expense on loans							2,757	$ 4,135	8,270
Loan principal amount	$ 413,500
Cash paid				$ 3,205		$ 1	13,219,105
Cash paid robots amounting yet delivered							$ 2,773,560
Contract amount								3,000,000
Restricted Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Restricted ordinary shares (in Shares) | shares							9,720,000				9,720,000
Mr. Tu Jing Yi [Member]
Related Party Transactions (Details) [Line Items]
Loan interest rate					1.50%																			1.50%
Loan					$ 1,437,303																			¥ 10
Shenzhen Intelligent Guardforce Robot Technology Co., Limited [Member]
Related Party Transactions (Details) [Line Items]
Expense paid to related party							$ 481,375
Aggregate amount							90,000.00
Shenzhen Kewei Robot Technology Co., Limited [Member]
Related Party Transactions (Details) [Line Items]
Cash amount			$ 2,160,000
Restricted ordinary shares (in Shares) | shares			9,720,000
Rental fee							68,350
Cash paid							1,785,617
Cash paid robots amounting yet delivered							$ 1,611,782
Cash paid robots amounting yet delivered return shares (in Shares) | shares							415,332
Aggregate amount							$ 3,320,000
Shenzhen Kewei Robot Technology Co., Limited [Member] | Purchase of Robots [Member]
Related Party Transactions (Details) [Line Items]
Cash paid robots amounting yet delivered							4,481,346
Mr. Tu [Member]
Related Party Transactions (Details) [Line Items]
Accrued interest							78,863
Mr. Tu Jing Yi [Member]
Related Party Transactions (Details) [Line Items]
Loans advances							195,398
Agreement description					(c)On September 1, 2018, the Company entered into an agreement with Tu Jingyi whereby Tu Jingyi loaned $1,437,303 (RMB10 million) to the Company. The loan is unsecured with an interest rate at 1.5%.
Interest expense on loans							$ 21,560	10,780	21,560
Guardforce Holdings HK Limited Member
Related Party Transactions (Details) [Line Items]
Borrowed amount																						$ 2,735,000
Agreement description							As of December 31, 2022, the outstanding balance of this loan was $2,735,000. The loan is unsecured and bears an interest rate at 2%. The loan was due on April 16, 2023 and was verbally agreed to extend with the same terms and conditions until this loan is scheduled to be settled in late 2023.
Outstanding loan								2,735,000
Interest expense on loans							$ 40,458	27,350	54,700
Loan principal amount	1,068,154
Guardforce Holdings (HK) Limited One [Member]
Related Party Transactions (Details) [Line Items]
Agreement description							The loan is unsecured and it bears interest at 2%. The loan is due on September 8, 2023.
Guardforce Holdings (HK) Limited Two [Member]
Related Party Transactions (Details) [Line Items]
Agreement description							As of December 31, 2022, the outstanding balance of this loan was $18,346. The loan is unsecured and it bears an interest rate of 2%.
Related parties [member]
Related Party Transactions (Details) [Line Items]
Interest expense on loans							$ 122	$ 183	$ 14,940
Loan principal amount	$ 18,346